Leases	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Leases

10.	Leases

(a)	Amounts recognized in the statement of financial position

The Group has operating lease contracts for the headquarters buildings located in Porto Alegre (2024) and Campinas, as well as for the hubs and sales offices related to customer services. In addition, the Group has leases for the use of vehicles throughout Brazil.

Right of use asset

	As of December 31,
	2025	2024	2023
Balance at end of previous year	223,285	182,245	192,995
Additions and contractual changes	47,462	90,331	40,285
Depreciation	(59,050)	(49,291)	(51,035)
Balance at end of the period	211,697	223,285	182,245

Lease liabilities

	As of December 31,
	2025	2024	2023
Balance at end of previous year	254,602	206,753	213,942
Additions and contractual changes	47,462	90,331	40,285
Payments	(86,097)	(75,870)	(69,752)
Interest	32,313	33,388	22,278
Balance at end of the period	248,280	254,602	206,753

(b)	Expenses recognized in the income statement

	As of December 31,
	2025	2024	2023
Depreciation (1)	59,049	49,291	51,035
Interest expenses (2)	32,314	33,388	22,278
Total	91,363	82,679	73,313
(1)	This amount is recorded in Depreciation and Amortization combined income statement.
(2)	This amount is recorded in Other Expenses, Net combined income statement.

(c)	Maturity of lease liabilities

	December 31, 2025
	Less than 12 months	1 - 3 years	3 - 5 years	Over 5 years	Total
Lease liabilities	83,334	115,219	45,114	4,613	248,280

	December 31, 2024
	Less than 12 months	1 - 3 years	3 - 5 years	Over 5 years	Total
Lease liabilities	74,176	110,414	56,662	13,350	254,602

	December 31, 2023
	Less than 12 months	1 - 3 years	3 - 5 years	Over 5 years	Total
Lease liabilities	63,043	97,890	34,454	11,366	206,753

Payments on short-term leases

Leases under short-term contracts are not recognized as right-of-use assets, with the related expenses being recognized under “General and Administrative Expenses” in the Income Statement. For the year ended December 31, 2025, there were R$6,180 short-term contract expenses, R$5,040 for the year ended December 31, 2024, and R$4,677 for the year ended December 31, 2023.